Cover	Oct. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2025
Entity Registrant Name	Tredegar Corporation
Entity Incorporation, State or Country Code	VA
Entity File Number	1-10258
Entity Tax Identification Number	54-1497771
Entity Address, Address Line One	1100 Boulders Parkway
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	(804)
Local Phone Number	330-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	TG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000850429
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Oct. 06, 2025